Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2014		2013		2012
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$266.2	$173.0	$234.5	$152.4	$207.0	$134.6
Equity	51.4	33.4	64.9	42.2	63.4	41.2

Assets Held in Deferral Plan Irrevocable Grantor Trust Account
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2014	2013
Progressive common shares[1]	$83.2	$57.1
Other investment funds[2]	123.9	113.1
Total	$207.1	$170.2
[1] Includes 3.6 million and 2.5 million common shares as of December 31, 2014 and 2013, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2014		2013		2012
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	9,918,575	$20.13	11,625,981	$17.80	12,296,847	$16.86
Add (deduct):
Granted[2]	3,542,984	19.32	2,738,809	22.73	2,680,229	19.11
Vested	(4,228,673)	16.99	(4,293,605)	15.54	(3,188,111)	15.23
Forfeited	(181,322)	20.75	(152,610)	18.28	(162,984)	17.93
End of year[3,4]	9,051,564	$21.27	9,918,575	$20.13	11,625,981	$17.80

[1] Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2014, 2013, and 2012, the number of units "granted" shown in the table above includes 538,749, 161,077, and 440,029 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2014, the number of shares included 2,647,530 performance-based awards at their target amounts. We expect 2,208,731 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
4 At December 31, 2014, the total unrecognized compensation cost related to unvested equity awards was $70.5 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2014		2013		2012
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	93,254	$26.19	92,957	$21.41	94,106	$21.80
Add (deduct):
Granted	90,649	25.44	93,254	26.19	92,957	21.41
Vested	(93,254)	26.19	(92,957)	21.41	(94,106)	21.80
Forfeited	(9,070)	25.36	0	0	0	0
End of year	81,579	$25.45	93,254	$26.19	92,957	$21.41